CREDIT FACILITIES - Schedule of Outstanding Letters of Credit and Borrowings (Details)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 GBP (£)	Dec. 31, 2025 EUR (€)	Oct. 26, 2025 GBP (£)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 GBP (£)	Dec. 31, 2024 EUR (€)	Dec. 30, 2024 EUR (€)	Jun. 10, 2024 USD ($)	Dec. 27, 2023 USD ($)	Aug. 18, 2023 USD ($)	Dec. 30, 2022 USD ($)	Nov. 21, 2022 USD ($)	Nov. 03, 2021 USD ($)	Aug. 27, 2021 USD ($)	Aug. 09, 2021 USD ($)	May 05, 2021 USD ($)
Line of Credit Facility [Line Items]
Commitment	$ 1,600,000,000
Bermuda Re Wells Fargo Bank Bilateral LOC Facility - Secured Tranche
Line of Credit Facility [Line Items]
Commitment	350,000,000				$ 500,000,000				$ 500,000,000								$ 175,000,000
In Use	280,000,000				455,000,000
Bermuda Re Wells Fargo Bank Bilateral Letter of Credit Facility Secured Tranche
Line of Credit Facility [Line Items]
Commitment	175,000,000				500,000,000
In Use	141,000,000				455,000,000
Bermuda Re Wells Fargo Bank Bilateral Letter of Credit Facility Unsecured Tranche
Line of Credit Facility [Line Items]
Commitment	175,000,000
In Use	140,000,000
Total Bermuda Re Citibank LOC Facility
Line of Credit Facility [Line Items]
Commitment	370,000,000				370,000,000
In Use	253,000,000				293,000,000
Bermuda Re Citibank LOC Facility- Committed One
Line of Credit Facility [Line Items]
Commitment	230,000,000				230,000,000											$ 230,000,000
In Use	0				0
Bermuda Re Citibank LOC Facility- Committed Two
Line of Credit Facility [Line Items]
In Use	4,000,000				4,000,000
Bermuda Re Citibank LOC Facility- Committed Three
Line of Credit Facility [Line Items]
In Use	2,000,000				2,000,000
Bermuda Re Citibank LOC Facility- Committed Four
Line of Credit Facility [Line Items]
In Use	1,000,000				1,000,000
Bermuda Re Citibank LOC Facility- Committed Five
Line of Credit Facility [Line Items]
In Use	0				3,000,000
Bermuda Re Citibank LOC Facility- Committed Six
Line of Credit Facility [Line Items]
In Use	191,000,000				1,000,000
Bermuda Re Citibank LOC Facility- Committed Seven
Line of Credit Facility [Line Items]
In Use	1,000,000				0
Bermuda Re Citibank LOC Facility- Committed Eight
Line of Credit Facility [Line Items]
In Use	3,000,000				0
Bermuda Re Citibank Letter of Credit Facility Nine
Line of Credit Facility [Line Items]
In Use					197,000,000
Bermuda Re Citibank Letter of Credit Facility Ten
Line of Credit Facility [Line Items]
In Use					1,000,000
Bermuda Re Citibank LOC Facility - Uncommitted Facility One
Line of Credit Facility [Line Items]
Commitment	140,000,000				140,000,000
In Use	1,000,000				75,000,000
Bermuda Re Citibank LOC Facility - Uncommitted Facility Two
Line of Credit Facility [Line Items]
In Use	0				7,000,000
Bermuda Re Citibank LOC Facility - Uncommitted Facility Three
Line of Credit Facility [Line Items]
In Use	42,000,000
Bermuda Re Citibank LOC Facility - Uncommitted Facility Four
Line of Credit Facility [Line Items]
In Use	7,000,000
Bermuda Re Bayerische Landesbank Bilateral Secured Credit Facility - Committed
Line of Credit Facility [Line Items]
Commitment	200,000,000				200,000,000										$ 200,000,000
In Use	123,000,000				193,000,000
Bermuda Re Bayerische Landesbank Bilateral Unsecured Credit Facility - Committed
Line of Credit Facility [Line Items]
Commitment	150,000,000				150,000,000							$ 150,000,000
In Use	150,000,000				150,000,000
Bermuda Re Lloyd's Bank Credit Facility - Committed
Line of Credit Facility [Line Items]
Commitment	250,000,000				250,000,000					$ 15,000,000	$ 250,000,000
In Use	67,000,000				244,000,000
Bermuda Re Lloyd’s Bank Letter of Credit Facility - Committed Two
Line of Credit Facility [Line Items]
In Use	61,000,000
Bermuda Re Lloyd’s Bank Letter of Credit Facility - Committed Three
Line of Credit Facility [Line Items]
In Use	107,000,000
Total Bermuda Re Lloyd's Bank Credit Facility
Line of Credit Facility [Line Items]
Commitment	250,000,000				250,000,000
In Use	235,000,000				244,000,000
Bermuda Re Barclays Bilateral Letter of Credit Facility
Line of Credit Facility [Line Items]
Commitment	200,000,000				200,000,000									$ 200,000,000
In Use	17,000,000				164,000,000
Bermuda Re Barclays Bilateral Letter of Credit Facility One
Line of Credit Facility [Line Items]
Commitment	200,000,000				200,000,000
In Use	13,000,000				150,000,000
Bermuda Re Barclays Bilateral Letter of Credit Facility Two
Line of Credit Facility [Line Items]
Commitment	0				0
In Use	5,000,000				14,000,000
Total Nordea Bank ABP, NY LOC Facility
Line of Credit Facility [Line Items]
Commitment	300,000,000				300,000,000								$ 300,000,000
In Use	300,000,000				300,000,000
Nordea Bank Letter of Credit Facility - Committed
Line of Credit Facility [Line Items]
Commitment	200,000,000				200,000,000								200,000,000
In Use	200,000,000				200,000,000
Nordea Bank Letter of Credit Facility - Uncommitted
Line of Credit Facility [Line Items]
Commitment	100,000,000				100,000,000								$ 100,000,000
In Use	100,000,000				$ 100,000,000
Funds at Lloyds Syndicated Letter of Credit Facility
Line of Credit Facility [Line Items]
Commitment | £		£ 150,000,000		£ 150,000,000		£ 113,000,000
In Use | £		£ 143,000,000				£ 107,000,000
Commerzbank Letter of Credit Facility
Line of Credit Facility [Line Items]
Commitment | €			€ 75,000,000				€ 75,000,000	€ 75,000,000
In Use | €			€ 51,000,000				€ 20,000,000
Everest Reinsurance Company (Ireland), Dac Commerzbank Letter Of Credit Facility Two
Line of Credit Facility [Line Items]
In Use	25,000,000
Everest Reinsurance Company (Ireland), Dac Commerzbank Letter Of Credit Facility Three
Line of Credit Facility [Line Items]
In Use	$ 0